Significant Accounting Policies (Details Narrative) $ in Thousands		12 Months Ended
	Jan. 02, 2018 CAD ($)	Dec. 31, 2018 Segments
SignificantAccountingPracticesLineItems [Line Items]
Impairment losses | $	$ 15
Reporting segments | Segments		1
Minimum [Member]
SignificantAccountingPracticesLineItems [Line Items]
Percentage on write off cost of plant and equipment		20.00%
Maximum [Member]
SignificantAccountingPracticesLineItems [Line Items]
Percentage on write off cost of plant and equipment		30.00%